Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations

10. Discontinued Operations

We disposed of one hotel and classified one property as held-for-sale in 2012, and disposed of one hotel in 2011, two hotels in 2010 and six hotels in 2009. The operations for these hotels are included in discontinued operations. The following table summarizes the revenues, loss before taxes, and the gain (loss) on dispositions, net of tax, of the hotels which have been reclassified to discontinued operations, which includes assets held-for-sale and the results of sold hotels prior to their disposition for the periods presented (in millions):

	Year ended December 31,
	2011	2010	2009
Revenues	$55	$59	$122
Loss before taxes	(5)	(3)	(89)
Gain (loss) on disposals, net of tax	—	(2)	26

Net loss attributable to Host Inc. is allocated between continuing and discontinued operations as follows (in millions):

	Year ended December 31,
	2011	2010	2009
Loss from continuing operations, net of tax	$(10)	$(126)	$(191)
Discontinued operations, net of tax	(5)	(4)	(61)

Net loss attributable to Host Hotels & Resorts, Inc.	$(15)	$(130)	$(252)

Net loss attributable to Host L.P. is allocated between continuing and discontinued operations as follows (in millions):

	Year ended December 31,
	2011	2010	2009
Loss from continuing operations, net of tax	$(10)	$(128)	$(195)
Discontinued operations, net of tax	(5)	(4)	(62)

Net loss attributable to Host Hotels & Resorts, L.P.	$(15)	$(132)	$(257)